Varsity/Monetta Intermediate Bond Fund
Varsity/Monetta Intermediate Bond Fund
Investment Objective
The Varsity/Monetta Intermediate Bond Fund (the “Bond Fund”) seeks high current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Varsity/Monetta Intermediate Bond Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load) imposed on redemptions	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Varsity/Monetta Intermediate Bond Fund
Management Fees		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.29%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	1.91%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Varsity/Monetta Intermediate Bond Fund	194	600	1,032	2,233

Portfolio Turnover
The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Bond Fund’s performance. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 33.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Bond Fund invests (at the time of investment) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate bonds and notes, government securities, taxable municipal obligations, securities backed by mortgages or other assets and Treasury Inflation-Protected Securities (“TIPS”). Under normal circumstances, the dollar-weighted average maturity of the Fund’s portfolio will be between 3 and 10 years. At least 70% of total assets (at time of investment) must be invested in investment grade debt securities. “Investment grade” debt securities are those rated within the four highest ratings categories of Moody’s or S&P or, if unrated, determined by the Adviser to be of comparable credit quality (“Investment Grade Instruments”). Fund securities that are not Investment Grade Instruments may include exchange-traded funds (“ETFs”) that invest in fixed-income securities and fixed-income instruments that are not rated or are rated below investment grade.

The Fund may invest up to 25% of its assets (at time of investment) in bonds and other fixed-income securities of foreign issuers payable in U.S. dollars. It may also invest up to 5% in ETFs that track or replicate a desired index.

Principal Risks
Although every effort is made to achieve the Bond Fund’s objective of high current income consistent with preservation of capital, the Adviser/Sub-Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the fund if the securities purchased by the Fund default. The principal risks include:

•	The investment strategy does not achieve the Bond Fund’s objective;
•
The declining value of the securities if interest rates rise—as of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates;

•	There is credit risk associated with the securities that the Fund invests in if an issuer is unable to make principal and interest payments when due;
•	The prepayment of the security by the issuer as a result of falling interest rates;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

Performance
The following bar chart and table show the risks of investing in the Bond Fund. The bar chart below shows the changes in the Bond Fund’s performance from year to year. Also shown are the Bond Fund’s highest and lowest quarterly returns. The table below shows the Bond Fund’s average annual total returns for certain time periods compared to the returns of the Barclays Intermediate Government/Credit Bond Index. The Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Bond Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.

BOND FUND (MIBFX) Calendar Year Total Returns (before taxes)

Highest Quarterly Return	6.56% (Quarter ended June 30, 2009)	Lowest Quarterly Return	-5.22% (Quarter ended September 30, 2008)

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Varsity/Monetta Intermediate Bond Fund	Return Before Taxes	0.64%	3.55%	3.96%	5.21%	Mar. 01, 1993
Varsity/Monetta Intermediate Bond Fund After Taxes on Distributions	Return After Taxes on Distributions	(0.33%)	2.35%	2.66%	3.34%
Varsity/Monetta Intermediate Bond Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.39%	2.36%	2.63%	3.32%
Varsity/Monetta Intermediate Bond Fund Barclays Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	Barclays Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	3.13%	3.54%	4.10%	5.27%	Mar. 01, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.